Capital (Details) - Schedule of Share capital of ordinary shares - Ordinary Shares [Member] - shares shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital (Details) - Schedule of Share capital of ordinary shares [Line Items]
Registered and paid up share capital as at January 1		29,889,045	29,889,045	29,889,045
Issued for cash during the period	[1],[2]	86,427,518
Registered and paid up share capital as at December 31		116,316,563	29,889,045	29,889,045
Authorized share capital		150,000,000	50,000,000	50,000,000

[1]	On December 2, 2019 as part of the Searchlight-Fuhrer Transaction, the Company issued 79,041,918 of its Ordinary Shares, NIS 0.1 par value to Searchlight, the Fuhrer Group, Internet Gold and the public for a total consideration of NIS 330, based on a price of NIS 4.175 per share.
[2]	On January 20, 2019, the Company conducted a private placement of 7,385,600 of its Ordinary Shares, NIS 0.1 par value, to certain institutional, "qualified" and private investors in Israel. The Company received gross proceeds from the offering of approximately NIS 118, based on a price of NIS 16 per share.